Provisions - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 37.4
Additional provision in the period	17.6
Release of provision	(0.9)
Utilization of provision	(11.4)
Foreign exchange	0.0
Other provisions at end of period	42.7
Current	42.7	€ 36.1
Non-current	0.0	1.3
Provisions	42.7	€ 37.4
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	4.8
Additional provision in the period	17.1
Release of provision	(0.4)
Utilization of provision	(4.0)
Foreign exchange	(0.1)
Other provisions at end of period	17.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	8.7
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	8.7
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	23.9
Additional provision in the period	0.5
Release of provision	(0.5)
Utilization of provision	(7.4)
Foreign exchange	0.1
Other provisions at end of period	€ 16.6